PROPERTY, PLANT AND EQUIPMENT (Tables)	12 Months Ended
Dec. 31, 2022
Disclosure of detailed information about property, plant and equipment [abstract]
Summary of Property, Plant and Equipment

	Land	Buildings	Building improvement	Machinery and equipment	Motor vehicle and other asset	Office equipment	Construction in progress	Total
	US$’000	US$’000	US$’000	US$’000	US$’000	US$’000	US$’000	US$’000
Cost
At January 1, 2021	6,872	52,116	7,336	100,265	5,969	7,588	15,661	195,807
Additions	—	—	6	406	374	761	7,109	8,656
Disposals	—	(37)	—	(7,232)	(517)	(474)	—	(8,260)
Transfer	—	(45)	108	4,523	88	11	(4,642)	43
Exchange differences	(856)	(3,942)	(613)	(9,798)	(438)	(339)	(1,316)	(17,302)
At December 31, 2021	6,016	48,092	6,837	88,164	5,476	7,547	16,812	178,944
Additions	—	210	353	454	298	645	1,593	3,553
Disposals	—	—	—	(3,783)	(304)	(457)	(5)	(4,549)
Transfer	—	4,038	1,280	10,637	—	200	(16,155)	—
Exchange differences	(296)	(1,753)	(272)	(4,158)	(160)	(535)	(840)	(8,014)
At December 31, 2022	5,720	50,587	8,198	91,314	5,310	7,400	1,405	169,934

Depreciation/Impairment
At January 1, 2021	—	(38,485)	(4,856)	(87,544)	(3,857)	(6,365)	—	(141,107)
Depreciation charge for the year	—	(993)	(403)	(2,184)	(504)	(506)	—	(4,590)
Impairment	—	—	—	(5)	—	(2)	—	(7)
Disposals	—	36	—	7,170	505	468	—	8,179
Transfer	—	45	—	—	(87)	—	—	(42)
Exchange differences	—	3,389	428	8,639	268	318	—	13,042
At December 31, 2021	—	(36,008)	(4,831)	(73,924)	(3,675)	(6,087)	—	(124,525)
Depreciation charge for the year	—	(1,069)	(438)	(2,434)	(435)	(556)	—	(4,932)
Impairment	—	—	—	—	—	—	—	—
Disposals	—	—	—	3,783	242	452	—	4,477
Transfer	—	—	—	—	—	—	—	—
Exchange differences	—	1,482	194	3,557	88	438	—	5,759
At December 31, 2022	—	(35,595)	(5,075)	(69,018)	(3,780)	(5,753)	—	(119,221)

Net book value
At December 31, 2022	5,720	14,992	3,123	22,296	1,530	1,647	1,405	50,713
At December 31, 2021	6,016	12,084	2,006	14,240	1,801	1,460	16,812	54,419
At January 1, 2021	6,872	13,631	2,480	12,721	2,112	1,223	15,661	54,700